[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                       Semi-Annual Report

                       June 30, 2001

                       Mercury
                       QA Large Cap
                       Growth Fund
                       of Mercury QA Equity Series, Inc.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX

A pie chart illustrating the following percentages

(As a Percentage of Net Assets as of June 30, 2001.*)

United States--99.2%

Netherlands--0.1%

*     Total may not equal 100%.

AS OF JUNE 30, 2001
================================================================================
                                                         Percent of
Ten Largest Holdings                                     Net Assets
--------------------------------------------------------------------------------
General Electric Company                                   10.0%
--------------------------------------------------------------------------------
Microsoft Corporation                                       8.5
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                       5.1
--------------------------------------------------------------------------------
Pfizer Inc.                                                 4.7
--------------------------------------------------------------------------------
Intel Corporation                                           3.5
--------------------------------------------------------------------------------
Johnson & Johnson                                           3.4
--------------------------------------------------------------------------------
International Business Machines Corporation                 3.2
--------------------------------------------------------------------------------
The Coca-Cola Company                                       3.2
--------------------------------------------------------------------------------
Merck & Co., Inc.                                           2.7
--------------------------------------------------------------------------------
Amgen Inc.                                                  2.5
--------------------------------------------------------------------------------

================================================================================
                                                         Percent of
Ten Largest Industries                                   Net Assets
--------------------------------------------------------------------------------
Pharmaceuticals                                            15.4%
--------------------------------------------------------------------------------
Electrical Equipment                                       10.3
--------------------------------------------------------------------------------
Software                                                    9.2
--------------------------------------------------------------------------------
Retail                                                      8.5
--------------------------------------------------------------------------------
Computer Services/Software                                  7.7
--------------------------------------------------------------------------------
Beverages                                                   5.7
--------------------------------------------------------------------------------
Electronics                                                 4.1
--------------------------------------------------------------------------------
Medical Technology                                          3.4
--------------------------------------------------------------------------------
Industrial Conglomerates                                    2.8
--------------------------------------------------------------------------------
Diversified Financials                                      2.7
--------------------------------------------------------------------------------


               June 30, 2001 (2) Mercury QA Large Cap Growth Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury QA Large Cap Growth Fund. For the six months ended June 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -10.42%, -10.57%, -10.89% and -10.88%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's (S&P)/Barra Growth Index had a total return of -11.04% for the same period.

The Fund's returns for the first half of 2001 were hurt by pharmaceutical and many technology holdings and helped by some personal computer-related companies. Reversing their strong performance in the second half of 2000, most pharmaceutical companies such as Pfizer Inc., Merck & Co. Inc. and Bristol-Myers Squibb Company posted significant negative returns for the first half of this year, falling between 15% and 30%. Also continuing last year's downtrend, many bellwether technology companies fell dramatically, notably Cisco Systems, Inc., which dropped by more than 50%. On the positive side, two of the portfolio's largest holdings, Microsoft Corporation and International Business Machines Corporation, returned +68% and +30%, respectively. Unfortunately, losers once again outnumbered winners, a trend that has been occurring ever since equity markets peaked in March 2000.

Market Review

The big news in the first six months of 2001 was the rapid deceleration of the US economy and accompanying aggressive easing of monetary policy by the Federal Reserve Board. After growing at a blistering 5% last year, the US economy grew at a mere 1% pace in the first half of 2001. Lower business capital spending and the resulting need for companies to adjust their inventories were the culprits. While investment in technology helped US companies achieve stellar gains in worker productivity over the past five years, it contributed to the accelerated pace of the slowdown as business used new technologies to link inventory levels and production schedules more closely.

In response to the rapidly changing economic climate, the Federal Reserve Board massively eased monetary policy starting in January, lowering short-term interest rates six times in the first half of the year by a cumulative 275 basis points (2.75%). The Federal Reserve Board remains concerned that ongoing weakness in capital spending and continued inventory adjustment might necessitate further reductions in the Federal Funds rate.

As expected, the sharp slowdown in economic activity created a profits recession (defined as a decline in year-over-year earnings) for many US companies, pushing the stock market lower. Analysts reduced their 2001 earnings forecast from double-digit earnings growth to high single-digit earnings declines. Reacting to the anticipated profit recession, the unmanaged S&P 500 Index fell 6.7% during the first half of 2001.


               June 30, 2001 (3) Mercury QA Large Cap Growth Fund

However, two significant trends that we noted in our previous shareholder report continued during the first half of 2001: small cap stocks outperformed large cap stocks and value stocks outperformed growth stocks. Propelled by lower interest rates, small cap stocks continued to outpace bigger stocks returning +6.23% as measured by the unmanaged S&P SmallCap 600 Index during the first half of 2001, more than 12 percentage points higher than returns on large cap stocks. Similarly, value stocks outperformed growth stocks by about the same margin. The resurgence of both small cap stocks and value stocks reflects the dizzying heights to which large cap growth stocks ascended before tumbling back to earth starting in the second quarter of last year.

Market Outlook

We believe that the United States will lead a global cyclical recovery during the second half of this year. Business and consumer confidence appears to be stabilizing, stemming previous sharp declines. There is currently early evidence that the inventory cycle has run its course for many industries outside of technology. Though we expect leading economic indicators to turn higher over coming months, we do not expect an earnings recovery before late this year at the earliest. We believe that demand should pick up during the second half of the year as the effects of the tax cut, falling energy prices, and an accommodative Federal Reserve Board policy feed through to the real economy.

While our confidence in a US recovery has increased, prospects for Europe and Japan have continued to deteriorate. This is true both at a macroeconomic level, where news has worsened in both Europe and Japan, and at a stock level, where earnings downgrades in both regions are accelerating, lagging the United States.

Within the US economy, a clear distinction needs to be made between the technology sector and the rest of the economy. While there are a number of encouraging macroeconomic signs and bottom up indicators for the old economy, the near-term outlook for technology remains bleak. There is as yet no clear evidence that the collapse in technology orders is coming to an end and in contrast to the rest of the economy, excess inventories continue to build up. Again, this trend is reflected in both the top down data, such as falling technology capacity, and in bottom up earnings announcements. Earnings downgrades at this time are increasingly concentrated in the technology sector, with profit expectations for the rest of the economy starting to flatten out.

Looking forward, we expect technology spending to recover next year in delayed response to rising whole economy profits and easier financial market conditions. However, the timing and scale of that eventual recovery remain highly uncertain. The true scale of overcapacity in technology will only become apparent once the economy starts to recover.


               June 30, 2001 (4) Mercury QA Large Cap Growth Fund

In Conclusion

We thank you for your continued support of Mercury QA Large Cap Growth Fund, and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                                /s/ Philip Green

Terry K. Glenn                                    Philip Green
President and Director                            Senior Vice President and
                                                  Portfolio Manager
August 10, 2001


               June 30, 2001 (5) Mercury QA Large Cap Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


               June 30, 2001 (6) Mercury QA Large Cap Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                           % Return              % Return
                                         Without Sales          With Sales
Class I Shares*                              Charge               Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                        -34.27%             -37.72%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01           -30.20              -33.61
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

================================================================================
                                            % Return            % Return
                                          Without Sales        With Sales
Class A Shares*                               Charge             Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                        -34.46%             -37.90%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01           -30.39              -33.79
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                             % Return           % Return
                                              Without             With
Class B Shares*                                CDSC               CDSC**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                        -34.98%             -37.58%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01           -30.97              -33.53
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                            % Return            % Return
                                             Without              With
Class C Shares*                                CDSC               CDSC**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                       -34.88%             -35.53%
--------------------------------------------------------------------------------
Inception (6/02/00) through 6/30/01          -30.87              -30.87
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                           6-Month           12-Month          Since Inception
As of June 30, 2001     Total Return       Total Return         Total Return
================================================================================
Class I                    -10.42%            -34.27%             -32.10%
--------------------------------------------------------------------------------
Class A                    -10.57             -34.46              -32.30
--------------------------------------------------------------------------------
Class B                    -10.89             -34.98              -32.90
--------------------------------------------------------------------------------
Class C                    -10.88             -34.88              -32.80
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


               June 30, 2001 (7) Mercury QA Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

                                                                           In US Dollars
                                                                       --------------------
                       Shares                                                    Percent of
Industries              Held          Common Stocks                       Value  Net Assets
-------------------------------------------------------------------------------------------
NETHERLANDS
===========================================================================================
Food Products            400    Unilever NV (NY Registered Shares)     $    23,828    0.1%
-------------------------------------------------------------------------------------------
                                Total Common Stocks in the Netherlands
                                (Cost--$23,545)                             23,828    0.1
-------------------------------------------------------------------------------------------

UNITED STATES
===========================================================================================
Advertising            1,400    The Interpublic Group of Companies, Inc.    41,090    0.2
-------------------------------------------------------------------------------------------
Aerospace & Defense    1,900    United Technologies Corporation            139,194    0.6
-------------------------------------------------------------------------------------------
Air Transport            800    Omnicom Group Inc.                          68,800    0.3
-------------------------------------------------------------------------------------------
Application            2,500  + Siebel Systems, Inc.                       117,250    0.5
Development
Software
-------------------------------------------------------------------------------------------
Banks                  1,500    The Bank of New York Company, Inc.          72,000    0.3
                         800    Capital One Financial Corporation           48,000    0.2
                       1,100    Fifth Third Bancorp                         66,055    0.2
                       1,000    Mellon Financial Corporation                46,000    0.2
                         400    Northern Trust Corporation                  25,000    0.1
                                                                       --------------------
                                                                           257,055    1.0
-------------------------------------------------------------------------------------------
Beverages              4,200    Anheuser-Busch Companies, Inc.             173,040    0.7
                      17,500    The Coca-Cola Company                      787,500    3.2
                      10,300    PepsiCo, Inc.                              455,260    1.8
                                                                       --------------------
                                                                         1,415,800    5.7
-------------------------------------------------------------------------------------------
Biotechnology          1,800  + Chiron Corporation                          91,800    0.4
-------------------------------------------------------------------------------------------
Chemicals              6,000    Pharmacia Corporation                      275,700    1.1
-------------------------------------------------------------------------------------------
Commercial             1,100  + Concord EFS, Inc.                           57,211    0.2
Services & Supplies      800  + Convergys Corporation                       24,200    0.1
                         600    Ecolab Inc.                                 24,582    0.1
                       1,900    First Data Corporation                     122,075    0.5
                         400    H & R Block, Inc.                           25,820    0.1
                       3,100    SYSCO Corporation                           84,165    0.4
                                                                       --------------------
                                                                           338,053    1.4
-------------------------------------------------------------------------------------------
Communications         1,400  + QUALCOMM Incorporated                       81,872    0.3
-------------------------------------------------------------------------------------------
Communications        14,000  + Cisco Systems, Inc.                        254,800    1.0
Equipment                100    Scientific-Atlanta, Inc.                     4,060    0.0
                                                                       --------------------
                                                                           258,860    1.0
-------------------------------------------------------------------------------------------
Computer               9,200  + EMC Corporation                            267,260    1.1
Services/Software      7,100    International Business
                                Machines Corporation                       802,300    3.2
                      32,500  + Oracle Corporation                         617,500    2.5
                       2,100    Paychex, Inc.                               84,000    0.3
                       2,200  + VERITAS Software Corporation               146,366    0.6
                                                                       --------------------
                                                                         1,917,426    7.7
-------------------------------------------------------------------------------------------


               June 30, 2001 (8) Mercury QA Large Cap Growth Fund

                                                                           In US Dollars
                                                                       --------------------
                       Shares                                                    Percent of
Industries              Held          Common Stocks                       Value  Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (continued)
===========================================================================================
Computers                  1  + McDATA Corporation (Class A)           $        18    0.0%
-------------------------------------------------------------------------------------------
Computers &           10,400  + Dell Computer Corporation                  269,880    1.1
Peripherals           12,800  + Sun Microsystems, Inc.                     201,216    0.8
                                                                       --------------------
                                                                           471,096    1.9
-------------------------------------------------------------------------------------------
Consumer--Goods        5,000    The Gillette Company                       144,950    0.6
                       1,400    The TJX Companies, Inc.                     44,618    0.2
                                                                       --------------------
                                                                           189,568    0.8
-------------------------------------------------------------------------------------------
Cosmetics              1,200    Avon Products, Inc.                         55,536    0.2
-------------------------------------------------------------------------------------------
Diversified            7,400    Federal National Mortgage Association      630,110    2.5
Financials               700    State Street Corporation                    34,643    0.2
                         300    Stilwell Financial, Inc.                    10,068    0.0
                                                                       --------------------
                                                                           674,821    2.7
-------------------------------------------------------------------------------------------
Diversified           14,300    SBC Communications Inc.                    572,858    2.3
Telecommunication
Services
-------------------------------------------------------------------------------------------
Electric Utilities     1,400  + Calpine Corporation                         52,920    0.2
-------------------------------------------------------------------------------------------
Electrical Equipment  50,900    General Electric Company                 2,481,375   10.0
                       1,500    Linear Technology Corporation               66,330    0.3
                                                                       --------------------
                                                                         2,547,705   10.3
-------------------------------------------------------------------------------------------
Electronic             1,500  + Maxim Integrated Products, Inc.             66,315    0.3
Components
-------------------------------------------------------------------------------------------
Electronic               100    Millipore Corporation                        6,198    0.0
Equipment &
Instruments
-------------------------------------------------------------------------------------------
Electronics            1,800  + Analog Devices, Inc.                        77,850    0.3
                      29,800    Intel Corporation                          871,650    3.5
                       1,500  + Xilinx, Inc.                                61,860    0.3
                                                                       --------------------
                                                                         1,011,360    4.1
-------------------------------------------------------------------------------------------
Financial Services       300    Dow Jones & Company, Inc.                   17,913    0.1
                       1,400    USA Education Inc.                         102,200    0.4
                                                                       --------------------
                                                                           120,113    0.5
-------------------------------------------------------------------------------------------
Food & Beverage          300    Campbell Soup Company                        7,725    0.0
-------------------------------------------------------------------------------------------
Food & Drug Retailing  1,200    CVS Corporation                             46,320    0.2
                         600    Winn-Dixie Stores, Inc.                     15,678    0.1
                                                                       --------------------
                                                                            61,998    0.3
-------------------------------------------------------------------------------------------
Food Merchandising       100    The Quaker Oats Company                      9,125    0.0
-------------------------------------------------------------------------------------------
Food Products            400    Ralston-Ralston Purina Group                12,008    0.0
                         300    Wm. Wrigley Jr. Company                     14,055    0.1
                                                                       --------------------
                                                                            26,063    0.1
-------------------------------------------------------------------------------------------


               June 30, 2001 (9) Mercury QA Large Cap Growth Fund

                                                                           In US Dollars
                                                                       --------------------
                       Shares                                                    Percent of
Industries              Held          Common Stocks                       Value  Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (continued)
===========================================================================================
Foods                    300    General Mills, Inc.                    $    13,134    0.0%
                         400    H.J. Heinz Company                          16,356    0.1
                         600    Kellogg Company                             17,400    0.1
                         700    Sara Lee Corporation                        13,258    0.0
                                                                       --------------------
                                                                            60,148    0.2
-------------------------------------------------------------------------------------------
Health Care            1,700    IMS Health Incorporated                     48,450    0.2
-------------------------------------------------------------------------------------------
Health Care              600    Biomet, Inc.                                28,836    0.1
Equipment & Supplies     400    Stryker Corporation                         21,940    0.1
                                                                       --------------------
                                                                            50,776    0.2
-------------------------------------------------------------------------------------------
Health Care            2,200    HCA--The Healthcare Corporation             99,418    0.4
Providers & Services
-------------------------------------------------------------------------------------------
Hospital Supplies      8,500    Abbott Laboratories                        408,085    1.7
                       1,200    Baxter International Inc.                   58,800    0.2
                                                                       --------------------
                                                                           466,885    1.9
-------------------------------------------------------------------------------------------
Household Products       800    Colgate-Palmolive Company                   47,192    0.2
                         600    Kimberly-Clark Corporation                  33,540    0.1
                       1,700    The Procter & Gamble Company               108,460    0.5
                                                                       --------------------
                                                                           189,192    0.8
-------------------------------------------------------------------------------------------
IT Consulting &        2,400    Electronic Data Systems Corporation        150,000    0.6
Services
-------------------------------------------------------------------------------------------
Industrial             1,800    Minnesota Mining and Manufacturing
Conglomerates                     Company (3M)                             205,380    0.8
                       8,900    Tyco International Ltd.                    485,050    2.0
                                                                       --------------------
                                                                           690,430    2.8
-------------------------------------------------------------------------------------------
Information            3,500    Automatic Data Processing, Inc.            173,950    0.7
Processing
-------------------------------------------------------------------------------------------
Insurance              1,200    Marsh & McLennan Companies, Inc.           121,200    0.5
                       1,400    Providian Financial Corporation             82,880    0.3
                                                                       --------------------
                                                                           204,080    0.8
-------------------------------------------------------------------------------------------
Internet                 700  + Yahoo! Inc.                                 13,993    0.1
-------------------------------------------------------------------------------------------
Media                    600    The New York Times Company (Class A)        25,200    0.1
                         400  + TMP Worldwide Inc.                          23,644    0.1
                       4,300  + Univision Communications Inc.
                                (Class A)                                  183,954    0.7
                                                                       --------------------
                                                                           232,798    0.9
-------------------------------------------------------------------------------------------
Medical Equipment        700  + Guidant Corporation                         25,200    0.1
-------------------------------------------------------------------------------------------
Medical Supplies       2,800    Medtronic, Inc.                            128,828    0.5
-------------------------------------------------------------------------------------------
Medical Technology    16,966    Johnson & Johnson                          848,300    3.4
-------------------------------------------------------------------------------------------
Multiline Retail       5,300    Target Corporation                         183,380    0.7
-------------------------------------------------------------------------------------------


               June 30, 2001 (10) Mercury QA Large Cap Growth Fund

                                                                           In US Dollars
                                                                       --------------------
                       Shares                                                    Percent of
Industries              Held          Common Stocks                       Value  Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (continued)
===========================================================================================
Natural Gas--         11,200    American Express Company               $   434,560    1.7%
Pipelines
-------------------------------------------------------------------------------------------
Pharmaceutical--       6,900    American Home Products Corporation         403,236    1.6
Diversified
-------------------------------------------------------------------------------------------
Pharmaceuticals       10,400  + Amgen Inc.                                 631,072    2.5
                       1,400  + Biogen, Inc.                                76,104    0.3
                      10,300    Bristol-Myers Squibb Company               538,690    2.2
                       2,050    Cardinal Health, Inc.                      141,450    0.6
                       5,100    Eli Lilly and Company                      377,400    1.5
                      10,400    Merck & Co., Inc.                          664,664    2.7
                      29,000    Pfizer Inc.                              1,161,450    4.7
                       6,500    Schering-Plough Corporation                235,560    0.9
                                                                       --------------------
                                                                         3,826,390   15.4
-------------------------------------------------------------------------------------------
Restaurants            1,700  + Starbucks Corporation                       39,100    0.2
                         700  + Tricon Global Restaurants, Inc.             30,730    0.1
                                                                       --------------------
                                                                            69,830    0.3
-------------------------------------------------------------------------------------------
Retail                 1,000  + Bed Bath & Beyond Inc.                      30,000    0.1
                       1,400  + Kohl's Corporation                          87,822    0.4
                       4,000    The Gap, Inc.                              116,000    0.5
                       8,200    The Home Depot, Inc.                       381,710    1.5
                       3,300  + The Kroger Co.                              82,500    0.3
                      25,900    Wal-Mart Stores, Inc.                    1,263,920    5.1
                       4,600    Walgreen Co.                               157,090    0.6
                                                                       --------------------
                                                                         2,119,042    8.5
-------------------------------------------------------------------------------------------
Semiconductor            100  + Altera Corporation                           2,900    0.0
Equipment & Products   3,600  + Applied Materials, Inc.                    176,760    0.7
                                                                       --------------------
                                                                           179,660    0.7
-------------------------------------------------------------------------------------------
Software               1,400    Adobe Systems Incorporated                  65,800    0.3
                         300  + Comverse Technology, Inc.                   17,286    0.1
                      29,300  + Microsoft Corporation                    2,127,180    8.5
                       1,700  + PeopleSoft, Inc.                            83,691    0.3
                                                                       --------------------
                                                                         2,293,957    9.2
-------------------------------------------------------------------------------------------
Specialty Retail         700  + Best Buy Co., Inc.                          44,464    0.2
                       1,200    Lowe's Companies, Inc.                      87,060    0.3
                                                                       --------------------
                                                                           131,524    0.5
-------------------------------------------------------------------------------------------
Telecommunications         2  + Avaya Inc.                                      27    0.0
-------------------------------------------------------------------------------------------
Tobacco               10,700    Philip Morris Companies Inc.               543,025    2.2
                         700    UST Inc.                                    20,202    0.1
                                                                       --------------------
                                                                           563,227    2.3
-------------------------------------------------------------------------------------------


               June 30, 2001 (11) Mercury QA Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                           In US Dollars
                                                                       --------------------
                       Shares                                                    Percent of
Industries              Held          Common Stocks                       Value  Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (concluded)
===========================================================================================
Wireless               4,200  + Nextel Communications, Inc. (Class A)  $    73,500    0.3%
Communication--        4,900  + Sprint Corp. (PCS Group)                   118,335    0.5
Domestic                                                               --------------------
Paging & Cellular                                                          191,835    0.8
-------------------------------------------------------------------------------------------
                                Total Common Stocks in the
                                United States (Cost--$26,646,307)       24,655,435   99.2
-------------------------------------------------------------------------------------------
                                Total Investments in Common Stocks
                                (Cost--$26,669,852)                     24,679,263   99.3
-------------------------------------------------------------------------------------------

                     Face
                    Amount         Short-Term Securities
-------------------------------------------------------------------------------------------
Commercial          $ 59,000    General Motors Acceptance Corp.,
Paper*                            4.13% due 7/02/2001                       58,986    0.2
-------------------------------------------------------------------------------------------
                                Total Investments in Short-Term
                                Securities (Cost--$58,986)                  58,986    0.2
-------------------------------------------------------------------------------------------
                                Total Investments
                                (Cost--$26,728,838)                     24,738,249   99.5

                                Other Assets Less Liabilities              122,220    0.5
                                                                       --------------------
                                Net Assets                             $24,860,469  100.0%
                                                                       ====================
-------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
+     Non-income producing security.

      See Notes to Financial Statements.


               June 30, 2001 (12) Mercury QA Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001
---------------------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$26,728,838)                            $  24,738,249
Cash                                                                                      141
Receivables:
  Capital shares sold                                            $ 7,000,000
  Investment advisor                                                   8,143
  Dividends                                                            6,617        7,014,760
                                                                 -----------
Prepaid registration fees and other assets                                             90,187
                                                                                -------------
Total assets                                                                       31,843,337
                                                                                -------------
---------------------------------------------------------------------------------------------
Liabilities:

Payables:
  Securities purchased                                             6,936,666
  Administrator                                                        4,504
  Distributor                                                            785
  Capital shares redeemed                                                687        6,942,642
                                                                 -----------
Accrued expenses                                                                       40,226
                                                                                -------------
Total liabilities                                                                   6,982,868
                                                                                -------------
---------------------------------------------------------------------------------------------
Net Assets:

Net assets                                                                      $  24,860,469
                                                                                =============
---------------------------------------------------------------------------------------------
Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                             $         351
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                         1
Class B Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                         7
Class C Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                         8
Paid-in capital in excess of par                                                   29,860,671
Accumulated investment loss--net                                                      (65,881)
Accumulated realized capital losses on investments--net                            (2,944,099)
Unrealized depreciation on investments--net                                        (1,990,589)
                                                                                -------------
Net assets                                                                      $  24,860,469
                                                                                =============
---------------------------------------------------------------------------------------------
Net Asset Value:

Class I--Based on net assets of $23,821,571 and 3,510,794 shares
  outstanding                                                                   $        6.79
                                                                                =============
Class A--Based on net assets of $80,477 and 11,886 shares
  outstanding                                                                   $        6.77
                                                                                =============
Class B--Based on net assets of $449,861 and 67,026 shares
  outstanding                                                                   $        6.71
                                                                                =============
Class C--Based on net assets of $508,560 and 75,745 shares
  outstanding                                                                   $        6.71
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (13) Mercury QA Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
---------------------------------------------------------------------------------------------
Investment Income:

Dividends                                                                       $      46,776
Interest and discount earned                                                              446
                                                                                -------------
Total income                                                                           47,222
                                                                                -------------
---------------------------------------------------------------------------------------------

Expenses:

Registration fees                                                $    38,263
Accounting services                                                   37,437
Investment advisory fees                                              28,924
Administration fees                                                   25,309
Professional fees                                                     13,449
Offering costs                                                         8,983
Printing and shareholder reports                                       7,979
Account maintenance and distribution fees--Class C                     2,427
Custodian fees                                                         2,399
Account maintenance and distribution fees--Class B                     2,151
Directors' fees and expenses                                             619
Transfer agent fees--Class I                                             576
Pricing fees                                                             166
Transfer agent fees--Class C                                              85
Transfer agent fees--Class B                                              81
Account maintenance fees--Class A                                         60
Transfer agent fees--Class A                                               2
Other                                                                    896
                                                                 -----------
Total expenses before reimbursement                                  169,806
Reimbursement of expenses                                            (56,703)
                                                                 -----------
Total expenses after reimbursement                                                    113,103
                                                                                -------------
Investment loss--net                                                                  (65,881)
                                                                                -------------
---------------------------------------------------------------------------------------------

Realized & Unrealized
Gain (Loss) on Investments--Net:

Realized loss on investments--net                                                  (2,844,000)
Change in unrealized depreciation on investments--net                               1,140,780
                                                                                -------------
Net Decrease in Net Assets Resulting from Operations                            $  (1,769,101)
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (14) Mercury QA Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                             For the Six     For the Period
                                                            Months Ended    June 2, 2000+ to
  Increase (Decrease) in Net Assets:                        June 30, 2001     Dec. 31, 2000
--------------------------------------------------------------------------------------------
  Operations:

  Investment loss--net                                       $    (65,881)      $    (59,062)
  Realized loss on investments--net                            (2,844,000)           (81,052)
  Change in unrealized depreciation on investments--net         1,140,780         (3,131,369)
                                                             -------------------------------
  Net decrease in net assets resulting from operations         (1,769,101)        (3,271,483)
                                                             -------------------------------
--------------------------------------------------------------------------------------------

  Capital Share Transactions:

  Net increase in net assets derived from capital
    share transactions                                         15,396,252         14,404,801
                                                             -------------------------------
--------------------------------------------------------------------------------------------

  Net Assets:

  Total increase in net assets                                 13,627,151         11,133,318
  Beginning of period                                          11,233,318            100,000
                                                             -------------------------------
  End of period*                                             $ 24,860,469       $ 11,233,318
                                                             ===============================
--------------------------------------------------------------------------------------------
* Accumulated investment loss--net                           $    (65,881)      $         --
                                                             ===============================
--------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               June 30, 2001 (15) Mercury QA Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                         Class I
                                             ---------------------------------
                                                For the          For the
                                               Six Months     Period June 2,
                                             Ended June 30,  2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:           2001             2000
----------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $     7.58          $    10.00
                                              ------------------------------
Investment loss--net                                (.03)++             (.04)
Realized and unrealized loss on
  investments--net                                  (.76)              (2.38)
                                              ------------------------------
Total from investment operations                    (.79)              (2.42)
                                              ------------------------------
Net asset value, end of period                $     6.79          $     7.58
                                              ==============================
----------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share               (10.42%)@           (24.20%)@
                                              ==============================
----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                     1.50%*              1.50%*
                                              ==============================
Expenses                                           2.28%*              3.24%*
                                              ==============================
Investment loss--net                               (.84%)*             (.99%)*
                                              ==============================
----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $   23,822          $   10,291
                                              ==============================
Portfolio turnover                                43.12%              19.44%
                                              ==============================
----------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived all its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2001 (16) Mercury QA Large Cap Growth Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class A
                                              -----------------------------------
                                                  For the            For the
                                                Six Months        Period June 2,
                                              Ended June 30,     2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:            2001               2000
---------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period           $  7.57                $10.00
                                               -----------------------------
Investment loss--net                              (.04)++               (.06)
Realized and unrealized loss on
  investments--net                                (.76)                (2.37)
                                               -----------------------------
Total from investment operations                  (.80)                (2.43)
                                               -----------------------------
Net asset value, end of period                 $  6.77                $ 7.57
                                               =============================
----------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share             (10.57%)@             (24.30%)@
                                               =============================
----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                   1.75%*                1.75%*
                                               =============================
Expenses                                         2.56%*                3.48%*
                                               =============================
Investment loss--net                            (1.14%)*              (1.23%)*
                                               =============================
----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)       $    80                $   30
                                               =============================
Portfolio turnover                              43.12%                19.44%
                                               =============================
----------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived all its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2001 (17) Mercury QA Large Cap Growth Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                             Class B
                                                 --------------------------------
                                                     For the         For the
                                                   Six Months     Period June 2,
                                                 Ended June 30,  2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:               2001             2000
---------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                $  7.53          $ 10.00
                                                    ------------------------
Investment loss--net                                   (.06)++          (.05)
Realized and unrealized loss on
  investments--net                                     (.76)           (2.42)
                                                    ------------------------
Total from investment operations                       (.82)           (2.47)
                                                    ------------------------
Net asset value, end of period                      $  6.71          $  7.53
                                                    ========================
----------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (10.89%)@        (24.70%)@
                                                    ========================
----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                        2.53%*           2.52%*
                                                    ========================
Expenses                                              3.32%*           4.25%*
                                                    ========================
Investment loss--net                                 (1.87%)*         (1.97%)*
                                                    ========================
----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)            $   450          $   430
                                                    ========================
Portfolio turnover                                   43.12%           19.44%
                                                    ========================
----------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived all its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2001 (18) Mercury QA Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                           Class C
                                               --------------------------------
                                                   For the         For the
                                                 Six Months     Period June 2,
                                               Ended June 30,  2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:             2001             2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period              $  7.54            $ 10.00
                                                  --------------------------
Investment loss--net                                 (.06)++            (.06)
Realized and unrealized loss on
  investments--net                                   (.77)             (2.40)
                                                  --------------------------
Total from investment operations                     (.83)             (2.46)
                                                  --------------------------
Net asset value, end of period                    $  6.71            $  7.54
                                                  ==========================
----------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                (10.88%)@          (24.60%)@
                                                  ==========================
----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                      2.52%*             2.51%*
                                                  ==========================
Expenses                                            3.32%*             4.25%*
                                                  ==========================
Investment loss--net                               (1.87%)*           (1.96%)*
                                                  ==========================
----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)          $   508            $   482
                                                  ==========================
Portfolio turnover                                 43.12%             19.44%
                                                  ==========================
----------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived all its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2001 (19) Mercury QA Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Growth Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distributions expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures


               June 30, 2001 (20) Mercury QA Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


               June 30, 2001 (21) Mercury QA Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the six months ended June 30, 2001, Mercury Advisors earned fees of $28,924, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $27,779.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


               June 30, 2001 (22) Mercury QA Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                Account             Distribution
                                             Maintenance Fee             Fee
      --------------------------------------------------------------------------
      Class A                                     .25%                   --
      --------------------------------------------------------------------------
      Class B                                     .25%                  .75%
      --------------------------------------------------------------------------
      Class C                                     .25%                  .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co. and select dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and select dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the six months ended June 30, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                FAMD                MLPF&S
      --------------------------------------------------------------------------
       Class I                                 $3,718               $28,850
      --------------------------------------------------------------------------
       Class A                                 $  104               $ 1,575
      --------------------------------------------------------------------------

      For the six months ended June 30, 2001, MLPF&S received contingent deferred sales charges of $694 and $175 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the six months ended June 30, 2001, the Fund reimbursed Mercury Advisors an aggregate of $13,309 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAMD, and/or ML & Co.


               June 30, 2001 (23) Mercury QA Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $21,786,923 and $6,617,910, respectively.

      Net realized losses for the six months ended June 30, 2001, and net unrealized losses as of June 30, 2001 were as follows:

                                           Realized             Unrealized
                                            Losses                Losses
      ---------------------------------------------------------------------
      Long-term investments               $(2,844,000)          $(1,990,589)
                                          ---------------------------------
      Total                               $(2,844,000)          $(1,990,589)
                                          =================================
      ---------------------------------------------------------------------

      As of June 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $1,990,589, of which $365,106 related to appreciated securities and $2,355,695 related to depreciated securities. The aggregate cost of investments at June 30, 2001 for Federal income tax purposes was $26,728,838.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $15,396,252 and $14,404,801 for the six months ended June 30, 2001 and for the period June 2, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months
      Ended June 30, 2001                   Shares            Dollar Amount
      ---------------------------------------------------------------------
      Shares sold                           2,609,860          $ 18,367,760
      Shares redeemed                        (457,426)           (3,177,089)
                                          ---------------------------------
      Net increase                          2,152,434          $ 15,190,671
                                          =================================
      ---------------------------------------------------------------------

      Class I Shares for the Period
      June 2, 2000+ to December 31, 2000     Shares           Dollar Amount
      ---------------------------------------------------------------------

      Shares sold                           1,546,773          $ 15,059,452
      Shares redeemed                        (190,913)           (1,749,764)
                                          ---------------------------------
      Net increase                          1,355,860          $ 13,309,688
                                          =================================
      ---------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


               June 30, 2001 (24) Mercury QA Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Class A Shares for the Six Months Ended
      June 30, 2001                                 Shares        Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      7,872     $       52,035
                                                   ----------------------------
      Net increase                                     7,872     $       52,035
                                                   ============================
      -------------------------------------------------------------------------

      Class A Shares for the Period June 2, 2000+
      to December 31, 2000                          Shares        Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      5,732     $       57,885
      Shares redeemed                                 (4,218)           (42,334)
                                                   ----------------------------
      Net increase                                     1,514     $       15,551
                                                   ============================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class B Shares for the Six Months Ended
      June 30, 2001                                 Shares        Dollar Amount
      -------------------------------------------------------------------------

      Shares sold                                     12,626     $       87,967
      Shares redeemed                                 (2,751)           (17,342)
                                                   ----------------------------
      Net increase                                     9,875     $       70,625
                                                   ============================
      -------------------------------------------------------------------------

      Class B Shares for the Period June 2, 2000+
      to December 31, 2000                          Shares        Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     56,354     $      520,436
      Shares redeemed                                 (1,703)           (15,153)
                                                   ----------------------------
      Net increase                                    54,651     $      505,283
                                                   ============================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class C Shares for the Six Months Ended
      June 30, 2001                                 Shares        Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     14,870     $      103,609
      Shares redeemed                                 (3,057)           (20,688)
                                                   ----------------------------
      Net increase                                    11,813     $       82,921
                                                   ============================
      -------------------------------------------------------------------------

      Class C Shares for the Period June 2, 2000+
      to December 31, 2000                          Shares        Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     66,463     $      614,633
      Shares redeemed                                 (5,031)           (40,354)
                                                   ----------------------------
      Net increase                                    61,432     $      574,279
                                                   ============================
      -------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


               June 30, 2001 (25) Mercury QA Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(5)   Short-Term Borrowings:

      On March 22, 2001, the Fund became party to a $1,000,000,000 credit agreement, dated December 1, 2000, with Bank One, N.A. and certain other lenders. Certain other funds managed by Mercury Advisors and its affiliates also participate in this credit agreement. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended June 30, 2001.


               June 30, 2001 (26) Mercury QA Large Cap Growth Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

CUSTODIAN

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

TRANSFER AGENT

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


               June 30, 2001 (27) Mercury QA Large Cap Growth Fund

[LOGO] Merrill Lynch  Investment Managers

        MUTUAL        MANAGED        ALTERNATIVE       INSTITUTIONAL
        FUNDS        ACCOUNTS        INVESTMENTS      ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Growth Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper           #MERCQAGR--6/01